Acquisition of subsidiaries (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Cash	$ 195,502	$ 18,046,872
Total Assets	126,195,222	$ 94,941,872
Yunnan Honghao [Member]
Cash	602
Biological assets	29,655,127
Land use rights	6,446,124
Total Assets	36,101,853
Other payables	(21,506)
Total liabilities	(21,506)
Net tangible assets	36,080,347
Goodwill	0
Total fair value of purchase price allocation	36,080,347
Consideration in the form of shares	18,373,771
Consideration in the form of cash	17,706,576
Total consideration	$ 36,080,347